Revenue from Contracts with Customers - Schedule of Revenue Amounts were Recognized Over Time and Point-in-Time (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,829	$ 3,184
Over time
Disaggregation of Revenue [Line Items]
Total revenue	1,680	823
Point-in time
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,149	$ 2,361